SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details)	9 Months Ended
Dec. 31, 2017
Building
Property and equipment, net
Useful lives	30 years
Computer equipment | Minimum
Property and equipment, net
Useful lives	3 years
Computer equipment | Maximum
Property and equipment, net
Useful lives	5 years
Furniture, fixtures and office equipment
Property and equipment, net
Useful lives	5 years
Software | Minimum
Property and equipment, net
Useful lives	3 years
Software | Maximum
Property and equipment, net
Useful lives	5 years
Motor vehicles
Property and equipment, net
Useful lives	5 years